Venezuela- Foreign Currency and Inflation	12 Months Ended
Dec. 28, 2014
Foreign Currency [Abstract]
Venezuela- Foreign Currency and Inflation
Venezuela- Foreign Currency and Inflation

Heinz applies highly inflationary accounting to its business in Venezuela. Under highly inflationary accounting, the financial statements of our Venezuelan subsidiary are remeasured into Heinz's reporting currency (U.S. dollars), based on the exchange rate at which we expect to remit dividends in U.S. dollars, (which we currently determine to be the official exchange rate of 6.30 BsF/US$). Exchange gains and losses from the remeasurement of monetary assets and liabilities are reflected in current earnings, rather than accumulated other comprehensive loss on the balance sheet, until such time as the economy is no longer considered highly inflationary. The impact of applying highly inflationary accounting for Venezuela on our consolidated financial statements is dependent upon movements in the official exchange rate between the Venezuelan bolivar fuerte and the U.S. dollar.
In February 2013, the Venezuelan government announced the devaluation of its currency relative to the U.S. dollar, changing the official exchange rate from BsF4.30 to BsF6.30 per U.S. dollar. As a result, the H. J. Heinz Company recorded a $43 million pre-tax currency translation loss, which was reflected within other expense, net, on the consolidated statement of operations during the first quarter of 2013 ($39 million after-tax loss).
In March 2013, the Venezuelan government announced the creation of a new foreign exchange mechanism called the Complimentary System of Foreign Currency Acquirement (or SICAD, which stands for Sistema Complimentario de Administración de Divisas). It operates similar to an auction system and allows entities in specific sectors to bid for U.S. dollars to be used for specified import transactions. In January 2014, the government in Venezuela announced certain changes to the regulations governing the currency exchange market. The current official exchange rate remains applicable to import activities related to certain necessities, including food products.
In February 2014, the Venezuelan government established a new foreign exchange market mechanism (SICAD II), which became effective on March 24, 2014 and may be the market through which U.S. dollars will be obtained for the remittance of dividends. This market has significantly higher foreign exchange rates than those available through the other foreign exchange mechanisms.  Between March 24, 2014 and December 28, 2014 the published weighted average daily exchange rate was between BsF49.02 bolivars and BsF51.86 per U.S. dollar. Heinz has had limited access to the SICAD II market mechanism and has converted BsF164 million into $3 million, recognizing a transactional currency loss of $23 million for the year ended December 28, 2014, which has been recorded in other expense, net, in the consolidated statements of operations.
In February 2015, the Venezuelan government announced a new open market foreign exchange system, the Marginal Currency System (SIMADI), which replaces the SICAD II exchange mechanism and allows for legal trading of foreign currency based upon supply and demand. Subsequent to February 12, 2015, the date on which SIMADI market trading commenced, the published weighted average daily exchange rate was approximately BsF 170 per U.S. dollar. Heinz has not had any settlements at SIMADI rates.
Heinz has had access to, and had settlements at, the current official rate in this period and has outstanding requests for settlement at the official rate. While there is considerable uncertainty with respect to the actual rates to be realized in the circumstances, as of December 28, 2014, management continues to believe the official rate is legally available and appropriate for Heinz's operations in Venezuela, and we continue to believe it is appropriate to remeasure our Venezuelan monetary assets and liabilities at the official rate of 6.30 bolivars per U.S. dollar. We will continue to monitor the evolving Venezuelan exchange market, including the newly established SIMADI market.
Our Venezuelan subsidiary included $173 million of net monetary assets and liabilities in its balance sheet at December 28, 2014, and recognized $440 million of sales in the year then ended, representing approximately 4% of total Company sales. Further devaluation of the bolivar fuerte, or our inability to convert our net monetary assets denominated in bolivar fuerte into U.S. dollars at the official exchange rate of BsF6.30 per U.S. dollar, could materially impact our results of operations or cash flows.